Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 679,008
Vessels' impairment charge	(38,148)	(43,490)	0
Balance at end of year	623,984	679,008
Advances for vessels under construction and acquisitions
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	679,008	1,201,807
Advances for drillships under construction and related costs	691,755	1,279,281
Cancellation of vessel acquisitions	(15,240)	0
Vessels' impairment charge	0	(43,490)
Vessels/drillships delivered	(731,539)	(1,758,590)
Balance at end of year	$ 623,984	$ 679,008